SCHEDULE OF MOVEMENT OF THE CRYPTO ASSET (Details) - USD ($)			12 Months Ended
		Feb. 16, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Balance as of January 1, 2024, 2023 and 2022			$ 705,309		$ 288,419		$ 7,277,717
Received crypto assets payments	[1]						315,028
Purchase or borrowing	[2]		1,572,944		434,238
Mining out	[3]		513,405		285,928		327,605
Disposal of crypto assets	[4]						(998,902)
Impairment loss	[5]				(303,276)		(817,609)
Gain/loss on market price changes	[5]		(218,094)
Crypto assets out of control reclassified to the right to recover the crypto assets		$ 5,815,420		[6],[7]		[6],[7]	(5,815,420)	[6],[7]
Cumulative effect upon adoption of ASU 2023-08	[5]		763,072
Others	[8]		(316,740)
Balance as of December 31, 2024, 2023 and 2022			3,019,896		$ 705,309		$ 288,419
[custom:TransferIncome]			$ 65

[1]	The Company received 104646.5806 Filecoins with the book value of $315,028 from Huangtong International Co., Ltd., as an additional consideration for the Company’s shares on December 20, 2022. The company received these Filecoins on December 20, 2022, and recognized the book value based on the day’s closing trading price of the “Feixiaohao” platform, a cryptocurrency information platform that gathers data from major global cryptocurrency exchanges.
[2]	During 2024, about 346,000 Filecoins with the fair value of $1,572,944 were borrowed from Huangtong International Co., Ltd. and HDP Capital Management Limited, to meet the pledge needs for Filecoin mining business.
[3]	During 2024, the Company mined out 98,111.37 Filecoins from the Filecoin physical mining business, and the Company recognized a total revenue of $513,405 based on the lowest transaction price on the Coinbase platform on the day of receiving the Filecoin rewards.
[4]	During the year ended 2022, the Company sold 1,000,000 USD coins with the book value of $998,902 and get $968,934 into the Company’s bank account.
[5]	Effective January 1, 2024, the Company adopted ASU No. 2023-08, Accounting for and Disclosure of Crypto Assets (“ASU 2023-08”) using a modified retrospective approach, which requires crypto assets to be measured at fair value for each reporting period with changes in fair value recorded in net income or loss. Upon adoption, the Company recognized the cumulative effect of initially applying ASU 2023-08 of $763,072 increase, as an adjustment to the opening balance of retained earnings. The Company totally recognized the loss on market price of crypto assets of $209,527 for the year ended December 31, 2024.
[6]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets, as detailed in the following “(2) The right to recover the crypto assets”. As of February 16, 2022, the book value of the Bitcoins and USD Coins out of control was $5,815,420.
[7]	On February 16, 2022, the Wei Zhu incident resulted in the Company losing control of all the Bitcoins and USD Coins. We reclassified all the USD Coins out of control as the right to recover the crypto assets. The book value on February16, 2022 of the Bitcoins and USD Coins stored in the out-of-control wallet was $5,815,420, including 114.86129105 Bitcoins with the book value of $3,823,209 and 2,005,537.50 USD Coins with the book value of $1,992,211.
[8]	Other movements of the crypto assets for the year ended December 31, 2024 include: a) Filecoins with the fair value of $